INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards, limitation on use	the Company had net operating loss carryforwards (“NOL”) of approximately $2,058,000 for federal income tax purposes of which $1,283,000 has no expiration date, $775,000 which begins to expire in 2034, and approximately $2,058,000 for state income tax purposes which begins to expire in 2030.
Operating loss carryforwards	$ 2,058,000
Deferred tax assets, net	788,000	$ 232,000
Changes in valuation allowance	556,000	$ 232,000
No Expiration Date [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	1,283,000
Expire in 2034 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	775,000
Expire in 2030 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 2,058,000